Shareholders' Deficit - Additional Information (Detail) € in Millions		12 Months Ended
	Feb. 25, 2015 BRL (R$)	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 BRL (R$) shares	Sep. 01, 2015 BRL (R$)	Mar. 30, 2015 BRL (R$) shares	Mar. 30, 2015 EUR (€) shares	May 05, 2014 BRL (R$)	Feb. 27, 2012 shares
Shareholders Equity [Line Items]
Subscribed and paid-in capital		R$ 21,438,374,000	R$ 21,438,374,000				R$ 21,431,109,000
Preferred dividend description		Preferred shares are nonvoting, but are assured priority in the payment of the noncumulative minimum dividends equal to the higher of 6% per year of the amount obtained by dividing capital stock by the total number of shares of the Company or 3% per year of the amount obtained by dividing book equity by the total number of shares of the Company.
Maximum amount of shares capital authorized		R$ 34,038,701,741.49
Legal top limit for the issuance of new non voting preferred stock		66.70%
Increase in capital	R$ 154,000
Treasury shares | shares		150,094,000	150,094,000
Treasury shares		R$ 5,531,092,000	R$ 5,531,092,000
Securities issued in exchange					R$ 3,163,000,000	€ 897
Increase in net asset related to merger of TmarPart				R$ 1,105,180,000
Share issuance costs		377,429,000
Share issuance costs, taxes		R$ 194,464,000
Judicial Reorganization Plan | New I Common Shares
Shareholders Equity [Line Items]
Equity interest of pre-petition shareholders diluting with current shareholders equity		72.12%
Reclassifications
Shareholders Equity [Line Items]
Treasury shares							R$ 263,028,000
Common Stock
Shareholders Equity [Line Items]
Treasury shares | shares		148,282,000	148,282,000		474,348,720	474,348,720		24,647,867
Treasury shares		R$ 5,208,938,000	R$ 5,208,938,000
Common Stock | Reverse Stock Split
Shareholders Equity [Line Items]
Treasury shares | shares					47,434,872	47,434,872
Preferred Stock
Shareholders Equity [Line Items]
Treasury shares | shares		1,812,000	1,812,000		948,697,440	948,697,440
Treasury shares		R$ 59,125,000	R$ 59,125,000
Preferred Stock | Reverse Stock Split
Shareholders Equity [Line Items]
Treasury shares | shares					94,869,744	94,869,744